Consolidated Balance Sheets - USD ($)	Mar. 31, 2026		Sep. 30, 2025		Sep. 30, 2024
Current assets:
Cash and cash equivalent	$ 17,025		$ 137,287		$ 464,222
Accounts receivable, net	1,387,947		55,258
Inventories, net			11,893,318		4,548,035
Assets held of sale - current					10,736
Prepaid expenses and other current assets	1,735,921		4,948,022		382,648
Amount due from related parties			92,457
Total current assets	3,316,429		17,126,342		5,405,641
Non-current assets:
Property and equipment, net	1,150		2,200		2,268
Right-of-use asset - operating lease	17,801		20,340		99,746
Intangible assets, net			2,201		80,000
Digital assets	49,847,670		57,024,465
Goodwill
Total non-current assets	49,866,621		57,049,206		182,014
Total assets	53,183,050		74,175,548		5,587,655
Current liabilities:
Accounts payable and accrued expenses	2,911,873		1,464,144		2,240,337
Short term loan			447,164		1,920,507
Current portion of lease liability - operating lease	7,122		13,346		100,962
Amount due to related parties	1,968,668		211,475		7,500
Advance Received and Contract liabilities	51,458		105,653
Other current liabilities	3,108,336		22,250,590		586,173
Tax payable	2,432,118		1,314,686
Total current liabilities	12,094,304		27,645,099		6,238,323
Total liabilities	12,094,304		27,645,099		6,238,323
Stockholders’ equity:
9,825,704 and 248,912 common shares issued and outstanding as of September 30, 2025 and 2024, respectively	901	[1]	99	[1],[2]	2	[2]
Additional paid-in capital	161,960,943		132,531,653		81,260,653
Accumulated deficit	(122,095,236)		(87,228,118)		(82,344,722)
Accumulated other comprehensive income	403,981		431,598		433,399
Total stockholders’ equity of the Company	40,270,589		45,735,232		(650,668)
Non-controlling interests	818,157		795,217
Total stockholders’ equity	41,088,746		46,530,449		(650,668)
Total liabilities and stockholders’ equity	53,183,050		74,175,548		5,587,655
Related Party [Member]
Current assets:
Amount due from related parties	175,536		92,457
Current liabilities:
Convertible Notes	1,614,729		1,838,041		319,220
Nonrelated Party [Member]
Current liabilities:
Convertible Notes					$ 1,063,624

[1]	On December 5, 2025, the Company effected a 1-for-20 reverse stock split (the “Reverse Stock Split”) of its issued and outstanding shares of common stock, par value $0.00001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of the Company’s common stock was reduced from 196,514,084 shares to approximately 9,825,704 shares, retroactively adjusted for all periods presented.
[2]	On December 5, 2025, the Company effected a 1-for-20 reverse stock split (the “Reverse Stock Split”) of its issued and outstanding shares of common stock, par value $0.00001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 196,514,084 shares to approximately 9,825,704 shares, retroactively adjusted for all periods presented.